CONVERTIBLE DEBT: Schedule of Convertible Debt (June 30 2020 unaudited) (Details) - USD ($)	Mar. 31, 2021 [1]	Dec. 31, 2020	Dec. 31, 2019
Details
1% Convertible notes payable, due November 2019	$ 240,000	$ 240,000
11% Convertible note payable –HEP Investments	4,090,342	4,090,342
11% Convertible note payable - New Lenders	850,000	8,500,000
Convertible Debt, Total	5,180,342	5,180,342	$ 5,280,342
Current portion	5,180,342	5,180,342	5,280,342
Long term portion	$ 0	0	0
1% Convertible notes payable, due April 2017		240,000	240,000
11% Convertible note payable		4,090,342	4,090,342
11% Convertible note payable - New Lenders		$ 850,000	$ 950,000

[1]	Unaudited.